Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 471,704
Additions			$ 7,013
Property, plant and equipment at end of period	450,278	$ 471,704
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,186,591	1,299,004	1,428,558
Additions	24,784	16,999	41,545
Disposals and derecognition	(20,756)	(129,412)	(171,099)
Property, plant and equipment at end of period	1,190,619	1,186,591	1,299,004
Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	714,887	684,544	677,329
Additions	39,344	136,200	150,782
Disposals and derecognition	(13,890)	(105,857)	(143,567)
Property, plant and equipment at end of period	740,341	714,887	684,544
Computer [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	3,111
Property, plant and equipment at end of period	0	3,111
Computer [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	110,243	99,694	91,713
Additions	0	10,549	7,981
Disposals and derecognition	0	0	0
Property, plant and equipment at end of period	110,243	110,243	99,694
Computer [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	107,132	99,694	91,713
Additions	3,111	7,438	7,981
Disposals and derecognition	0	0	0
Property, plant and equipment at end of period	110,243	107,132	99,694
Field [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	25,445
Property, plant and equipment at end of period	11,475	25,445
Field [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	80,933	154,113	146,041
Additions	0	6,450	10,224
Disposals and derecognition	(20,756)	(79,630)	(2,152)
Property, plant and equipment at end of period	60,177	80,933	154,113
Field [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	55,488	113,331	106,850
Additions	7,104	12,601	8,161
Disposals and derecognition	(13,890)	(70,444)	(1,680)
Property, plant and equipment at end of period	48,702	55,488	113,331
Office [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Office [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,381	4,746	6,635
Additions	0	0	1,170
Disposals and derecognition	0	(2,365)	(3,059)
Property, plant and equipment at end of period	2,381	2,381	4,746
Office [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,381	4,134	3,958
Additions	0	0	1,832
Disposals and derecognition	0	(1,753)	(1,656)
Property, plant and equipment at end of period	2,381	2,381	4,134
Vehicles [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	47,417	197,200
Additions	0	0	16,105
Disposals and derecognition	0	(47,417)	(165,888)
Property, plant and equipment at end of period	0	0	47,417
Vehicles [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	32,989	157,625
Additions	0	671	15,595
Disposals and derecognition	0	(33,660)	(140,231)
Property, plant and equipment at end of period	0	0	32,989
Building [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	28,622
Property, plant and equipment at end of period	19,940	28,622
Building [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	578,508	578,508	572,443
Additions	20,447	0	6,065
Disposals and derecognition	0	0	0
Property, plant and equipment at end of period	598,955	578,508	578,508
Building [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	549,886	434,396	317,183
Additions	29,129	115,490	117,213
Disposals and derecognition	0	0	0
Property, plant and equipment at end of period	579,015	549,886	434,396
Land [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	414,526
Property, plant and equipment at end of period	418,863	414,526
Land [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	414,526	414,526	414,526
Additions	4,337	0	0
Disposals and derecognition	0	0	0
Property, plant and equipment at end of period	418,863	414,526	414,526
Land [Member] | Accumulated depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	0	0
Additions	0	0	0
Disposals and derecognition	0	0	0
Property, plant and equipment at end of period	$ 0	$ 0	$ 0